Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2018
Total, Fair Value	$ 144,528,758	$ 159,697,420
Purchase additional FHLBB stock	3,375,000	5,405,100
Proceeds from redemption of restricted equity securities	$ 3,071,300	4,418,100
Agency mortgage-backed securities (Agency MBS) [Member]
Concentration of risk percent	10.00%
Total, Fair Value	$ 107,261,236	102,256,237
FRBB [Member]
Book value of investment	588,150	588,150
CMTVAgency Mortgage Backed Securities Securities [Member] | Investment Securities Exceeding 10% Shareholders' Equity [Member]
Book value of investment	118,200,000	119,500,000
Total, Fair Value	107,300,000	102,300,000
ACBB [Member]
Book value of investment	90,000	90,000
Numbers of shares purchase			20
Cost of investment			$ 90,000
FHLBB [Member]
Book value of investment	2,300,000	1,900,000
Purchase additional FHLBB stock	3,400,000	5,400,000
Proceeds from redemption of restricted equity securities	$ 3,100,000	$ 4,400,000